INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES

11. INCOME TAXES

Cayman Islands

I-Mab is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, I-Mab is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

I-Mab did business registration in Hong Kong and has a Hong Kong tax file number.I-Mab Biopharma Hong Kong Limited is incorporated in Hong Kong. Companies registered in Hong Kong are subject to Hong Kong profits tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the relevant Hong Kong tax laws. The applicable tax rate in Hong Kong is 16.5%. For the years ended December 31, 2021, 2022 and 2023, the income tax expenses recorded in the consolidated statements of comprehensive loss for I-Mab were nil, RMB697 and nil, respectively. For the years ended December 31, 2021, 2022 and 2023, I-Mab Biopharma Hong Kong Limited did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earnings in Hong Kong for any of the periods presented. Under the Hong Kong tax law, I-Mab and I-Mab Biopharma Hong Kong Limited is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

United States

I-Mab Biopharma US Ltd. is incorporated in U.S. and is subject to U.S. federal corporate income tax at a rate of 21%. I-Mab Biopharma US Ltd. is also subject to state income tax in Maryland of 8.25%. I-Mab Biopharma US Ltd. has no taxable income for all periods presented, therefore, no provision for income taxes is required.

China

On March 16, 2007, the National People’s Congress of PRC enacted a new Enterprise Income Tax Law (“new EIT law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to corporate income tax at a uniform rate of 25%. The new EIT law became effective on January 1, 2008. Under the new EIT law, preferential tax treatments will continue to be granted to entities which conduct businesses in certain encouraged sectors and to entities otherwise classified as “High and New Technology Enterprises”.

I-Mab Shanghai has been qualified as “High and New Technology Enterprise” and enjoys a preferential income tax rate of 15% from 2021 to 2023.

The Company’s other PRC subsidiaries are subject to the statutory income tax rate of 25%.

No provision for corporate income taxes for corresponding tax residents has been made because the Group are in cumulative loss positions for all the periods presented. During the year ended December 31, 2020, the Group accrued withholding taxes with the amount of RMB12,231 in relation to research and development service and other supporting service charges made by its non-PRC tax resident subsidiaries to its PRC tax resident subsidiaries. As the actual withholding taxes paid to local tax bureau was RMB9,077, the Group reversed the tax expenses of RMB3,154 in the year ended December 31, 2021.

11. INCOME TAXES (CONTINUED)

China (continued)

Reconciliations of the differences between the PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2021, 2022 and 2023 are as follows:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
				(Note 2.5)
Loss before income tax	(2,334,695)	(2,506,620)	(1,465,694)	(206,439)
Income tax computed at respective applicable tax rate	(410,899)	(442,343)	(263,660)	(37,136)
Non-deductible expenses	68,400	38,570	124,733	17,569
Research and development expenses plus deduction	(50,530)	(74,415)	(80,069)	(11,278)
True up of withholding tax expenses	(3,154)	—	—	—
Changes in valuation allowance	393,029	478,885	218,996	30,845
	(3,154)	697	—	—
Effect of tax holidays entitled by the PRC subsidiaries on basic loss per share	(0.84)	(0.65)	(0.42)	(0.06)

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2022	2023
	RMB	RMB	US$
			(Note 2.5)
Deferred tax assets:
Net operating loss carryforward	792,602	912,137	128,472
Depreciation and amortization of property, equipment, software, intangible asset and capitalized R&D expenses	39,189	91,214	12,847
Share-based compensation expenses	127,950	197,274	27,785
Accrual expense	30,210	8,205	1,156
Less: valuation allowance	(972,118)	(1,191,114)	(167,765)
Total deferred tax assets	17,833	17,716	2,495

Deferred tax liabilities:
Acquired intangible assets	17,833	17,716	2,495
Total deferred tax liabilities	17,833	17,716	2,495
Deferred tax assets, net	—	—	—

11. INCOME TAXES (CONTINUED)

China (continued)

Movement of the valuation allowance is as follows:

	Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB	US$
				(Note 2.5)
Balance as of January 1	(100,204)	(493,233)	(972,118)	(136,920)
Additions	(393,029)	(478,885)	(283,273)	(39,898)
Utilization and reversal of valuation allowances	—	—	64,277	9,053
Balance as of December 31	(493,233)	(972,118)	(1,191,114)	(167,765)

As of December 31, 2023, the Group had a majority of net operating losses of approximately RMB4,854,145 which arose from the subsidiaries established in the PRC. The tax losses carried forward various in the PRC will expire during the period beginning from 2024 to 2033 based on entity’s preferential tax status.

A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered as more likely than not that some portion or all of the deferred tax assets will not be realized in the foreseeable future. In making such determination, the Group evaluates a variety of positive and negative factors including the Group’s operating history, accumulated deficit, the existence of taxable temporary differences and reversal periods.

The Group has incurred net accumulated operating losses for income tax purposes since its inception. The Group believes that it is more likely than not that these net accumulated operating losses together with other deferred tax assets will not be utilized in the foreseeable future. Therefore, the Group has provided full valuation allowances for the deferred tax assets as of December 31, 2022 and 2023.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2022 and 2023, the Group did not have any significant unrecognized uncertain tax positions.